CONTRACT COSTS, NET (Tables)	12 Months Ended
Jun. 30, 2023
CONTRACT COSTS, NET
Schedule of contract costs, net

	June 30,	June 30,	June 30,
	2022	2023	2023
Third Party	RMB	RMB	US Dollars
Contract costs	¥37,922,302	¥52,158,840	$7,193,033
Allowance for credit losses	(4,063,482)	(2,586,155)	(356,647)
Total contract costs, net	¥33,858,820	¥49,572,685	$6,836,386

Schedule of movement of allowance for credit losses of contract costs

	June 30,	June 30,	June 30,
	2022	2023	2023
	RMB	RMB	US Dollars
Beginning balance	¥4,548,910	¥4,063,482	$560,380
Reversal of allowance	(552,008)	(1,720,095)	(237,212)
Charge to cost of sales	66,580	242,768	33,479
Ending balance	¥4,063,482	¥2,586,155	$356,647